MARY JANE WILSON-BILIK
DIRECT LINE: 202.383.0660
Internet:mj.wilson-bilik@sablaw.com
March 4, 2008
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Initial Registration Statement on Form N-6 filed on behalf of
Farmers New World Life Insurance Company and
Farmers Variable Life Separate Account A, File No. 811-09507
Commissioners:
     On behalf of Farmers New World Life Insurance Company and Farmers Variable Life Separate Account A (the “Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-6 (the “Registration Statement”) for Farmers EssentialLifesm Variable Universal Life, a group of certain individual flexible premium variable life insurance policies (the “Policies”). The Policies will be issued through the Account, which is registered with the Commission under the Investment Company Act of 1940, as amended.
     The Registration Statement does not include a completed fee table or financial statements; these items, along with certain additional updating information and any exhibits not included with this filing, will be added by pre-effective amendment.
     We are happy to provide you with a courtesy copy of the initial Registration Statement, upon request.
     If you have any questions or comments regarding the Registration Statement, please call Mary Jane Wilson-Bilik at (202) 383-0660.

Sincerely,
/s/ Mary Jane Wilson Bilik
Mary Jane Wilson-Bilik

cc:	Brian F. Kreger, Esq., General Counsel FNWL
Adam G. Morris, Esq., FNWL
Juanita M. Thomas, Esq.
Jon K. Hadfield